NON-CONTROLLING INTEREST (NCI) (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Non-controlling interests	$ (2,825,830)	$ (4,532,457)	$ (3,357,287)
Tower Construction & Technical Services, Inc (TCTS) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%	50.00%
Non-controlling interests	$ (1,754,611)	$ (953,706)
Comercializadora Mexmaken SA De CV [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	90.00%	90.00%
Non-controlling interests	$ (44,462)	$ (791,573)
Evolution Technology SA [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	91.25%	91.25%
Non-controlling interests	$ (1,020,454)	$ (2,787,178)
T3 Ecuador
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	90.00%	90.00%
Non-controlling interests	$ (6,303)